SHARE CAPITAL (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	4,856,982	4,312,165
Exercise price range	1.27
Exercise price range	7.65
Weighted average exercise price (CDN$)	3.66	4.52
Number of options exercisable	1,698,629
Weighted average exercise price	4.80
Year Granted 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	218,746
Exercise price range	2.40
Exercise price range	5.00
Weighted average exercise price (CDN$)	4.51
Number of options exercisable	218,746
Weighted average exercise price	4.51
Year Granted 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	202,989
Exercise price range	2.01
Exercise price range	5.60
Weighted average exercise price (CDN$)	4.91
Number of options exercisable	202,989
Weighted average exercise price	4.91
Year Granted 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	424,363
Exercise price range	5.52
Exercise price range	6.45
Weighted average exercise price (CDN$)	5.93
Number of options exercisable	360,421
Weighted average exercise price	5.98
Year Granted 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	647,172
Exercise price range	2.73
Exercise price range	7.65
Weighted average exercise price (CDN$)	3.87
Number of options exercisable	363,630
Weighted average exercise price	4.18
Year Granted 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,351,561
Exercise price range	2.73
Exercise price range	7.18
Weighted average exercise price (CDN$)	4.26
Number of options exercisable	552,843
Weighted average exercise price	4.52
Year Granted 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,012,151
Exercise price range	1.27
Exercise price range	3.33
Weighted average exercise price (CDN$)	2.49
Number of options exercisable	0
Weighted average exercise price	0